SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts	$ 84,019		$ 83,617	$ 26,513
Accumulated deficit	(32,497,887)		(26,497,350)	(22,925,748)
Lease liabilities			223,503
Operating lease, right-of-use asset			223,503
Stock-based compensation	1,238,502	$ 537,800	557,768	775,700
Cumulative effect adjustment relating to reduction of derivative liability on warrants, pursuant to ASU 2017-11			$ (2,997)	$ 2,261,039
Reduction of the derivative liability on warrants	$ (80,567)	$ 0
BiVi and Bellissima [Member]
Ownership percentage	51.00%		51.00%
January 1, 2021 [Member]
Cumulative effect adjustment relating to reduction of derivative liability on warrants, pursuant to ASU 2017-11			$ 2,261,039
Reduction of the derivative liability on warrants			$ 2,261,039
United Spirits Inc [Member]
Ownership percentage			51.00%